Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,
	2012		2011		2010		Date of first issuance

Series 1	512,141.713	(1)	645,173.947	(1)	687,898.790	(1)	July 23, 2001
Series 2	228.982	(1)	156.318	(1)	64.584	(2)	April 1, 2010
Series 3	26,798.935	(1)	21,549.160	(1)	5,536.921	(1)	September 1, 2009
Series 4	1,241.673	(1)	532.525	(1)	34.462	(3)	November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) November 1 - December 31